Income and Social Contribution Taxes - Schedule of Net Change in Deferred Income Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Change in Deferred Income Tax [Abstract]
Balance	R$ 129,265	R$ 68,312
Tax carryforward losses	63,547	41,966
Adjustments in biological assets and agricultural products	10,103	11,681
Financial lease	9,845	6,097
Provisions for contingency and fair value	788	1,831
Derivative financial instruments	(421)	(21,665)
Costs of transactions	(177)	669
Provision for other accounts payable and receivable	(1,441)	2,125
Accelerated depreciation of assets for rural activity	(12,847)	(10,261)
Fair value of other significant liabilities	(43)
Deferred taxes on goodwill	115	(135)
Share-based incentive plan (ILPA)	377	473
Temporary differences related to PPE	(2,050)	(625)
Acquisitions - business combination (Note 2.3)		28,797
Balance	R$ 197,061	R$ 129,265